LOANS TO CUSTOMERS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
SCHEDULE OF LOANS TO CUSTOMERS
	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000

Margin loans	45,421	25,418	3,272
Less: allowance for expected credit losses	(10,944)	(9,517)	(1,225)
Total	34,477	15,901	2,047

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES

The movement of the allowance for expected credit losses was as follows:

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000

Balance at the beginning of year	-	10,944	1,409
Charged (credited) to consolidated statements of loss and comprehensive loss	10,944	(1,427)	(184)
Balance at the end of the year	10,944	9,517	1,225